(Losses) Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share [Abstract]
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	$ (139,651)	$ (171,212)
Weighted average number of common shares outstanding (in shares)	100,581	93,052
Losses per share
Basic and diluted (in USD per share)	$ (1.39)	$ (1.84)